Relevant Events (Details) - CLP ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Nov. 30, 2022
Relevant Events [Abstract]
Retained earnings			$ 542,504,045,836
Corresponding dividend		$ 8.5820077349
Shares at bank (in Shares)		101,017,081,114
Profits dividend percentage	61.50%